Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ (458)	$ (11)
Comprehensive income attributable to noncontrolling interests	2	1
Comprehensive loss attributable to CNH Industrial N.V.	(460)	(12)
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(460)	(12)
Comprehensive loss attributable to CNH Industrial N.V.	(460)	(12)
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	52	24
Comprehensive loss attributable to CNH Industrial N.V.	52	24
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	254	(28)
Comprehensive loss attributable to CNH Industrial N.V.	254	(28)
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(201)	(269)
Comprehensive income attributable to noncontrolling interests	2	1
Comprehensive loss attributable to CNH Industrial N.V.	(203)	(270)
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(103)	274
Comprehensive loss attributable to CNH Industrial N.V.	$ (103)	$ 274